5. Risk Management (Details 4) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
SummaryOfRiskManagementLineItems [Line Items]
Borrowings and financing	R$ 16,104,306
Accounts payables to suppliers and contractors	465,993
Services payable	454,022	R$ 408,275
Public-Private Partnership - PPP	6,803,620
Program contract commitments	412,194
2019
SummaryOfRiskManagementLineItems [Line Items]
Borrowings and financing	2,581,359
Accounts payables to suppliers and contractors	465,993
Services payable	454,022
Public-Private Partnership - PPP	405,263
Program contract commitments	244,446
2020
SummaryOfRiskManagementLineItems [Line Items]
Borrowings and financing	3,073,006
Accounts payables to suppliers and contractors	0
Services payable	0
Public-Private Partnership - PPP	377,196
Program contract commitments	45,608
2021
SummaryOfRiskManagementLineItems [Line Items]
Borrowings and financing	1,427,558
Accounts payables to suppliers and contractors	0
Services payable	0
Public-Private Partnership - PPP	377,196
Program contract commitments	45,741
2022
SummaryOfRiskManagementLineItems [Line Items]
Borrowings and financing	1,468,221
Accounts payables to suppliers and contractors	0
Services payable	0
Public-Private Partnership - PPP	377,196
Program contract commitments	30,991
2023
SummaryOfRiskManagementLineItems [Line Items]
Borrowings and financing	1,189,927
Accounts payables to suppliers and contractors	0
Services payable	0
Public-Private Partnership - PPP	377,196
Program contract commitments	30,991
2024 onwards
SummaryOfRiskManagementLineItems [Line Items]
Borrowings and financing	6,364,235
Accounts payables to suppliers and contractors	0
Services payable	0
Public-Private Partnership - PPP	4,889,573
Program contract commitments	R$ 14,417